OTHER INTANGIBLE ASSETS (Details Narrative)	12 Months Ended
Jun. 30, 2024
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	16.00%
Royalty rate	1.50%
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	48.00%
Royalty rate	1.50%